Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) cADPerMegawattHour	Dec. 31, 2019 CAD ($) cADPerMegawattHour
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 463	$ 464
Hydro generation
Disclosure of detailed information about intangible assets [line items]
Goodwill	258	258
Wind and Solar
Disclosure of detailed information about intangible assets [line items]
Goodwill	175	176
Energy Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 30	$ 30
Minimum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | cADPerMegawattHour	6	5
Discount rate used to calculate goodwill impairment	4.80%	3.60%
Maximum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | cADPerMegawattHour	160	183
Discount rate used to calculate goodwill impairment	6.30%	7.00%